Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
									Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for Mr. Egan ($)	SCT Total for Mr. Malloy ($)	SCT Total for Mr. Sankaran ($)	Comp. Actually Paid to Mr. Egan ($)(1)	Comp. Actually Paid to Mr. Malloy ($)(1)	Comp. Actually Paid to Mr. Sankaran ($)(1)	Average SCT Total for Non-PEO NEOs ($)(2)	Average Comp. Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($MMs)	Core Combined Ratio
2022	5,818,004	3,408,516	8,384,125	6,972,608	2,413,082	$524,637	2,679,145	1,444,349	56.08	144.76	-387	101.5%
2021	—	4,168,265	12,374,251	—	4,089,517	$10,773,157	2,794,042	2,459,819	77.28	125.88	58	99.7%
2020	—	3,254,510	—	—	1,697,106	—	1,758,356	1,527,848	90.49	103.11	144	110.3%

Company Selected Measure Name	Adjusted Core Combined Ratio
Named Executive Officers, Footnote [Text Block]	The following individuals are our NEOs for each fiscal year:

YEAR	PEOs	Non-CEO NEOs
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman
2020	Daniel Malloy	David E. Govrin, David W. Junius, Nicholas J.D. Campbell and Christopher Coleman

Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Dow Jones U.S. Property & Casualty Index is the industry specific index we use in our 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth below. Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for performance-based equity awards, calculated based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

	2020		2021			2022
Adjustments	Mr. Malloy	Average non-PEO NEOs	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	-1,487,518	-925,321	-2,069,999	-9,062,488	-1,394,269	-5,002,002	-1,000,004	-3,947,416	-1,324,840
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,081,235	976,441	2,685,238	7,964,328	1,638,868	5,493,814	—	800,845	928,396
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	109,851	662,791	808,200	—	6,286
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-954,558	-221,696	-50,078	-506,683	-53,662	—	-636,072	-1,755,184	-157,391
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-91,513	-28,398	57,535	3,749	35,337	—	-117,940	-183,856	-94,094
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-105,050	-31,535	-701,444	—	-670,349	—	-49,617	-2,773,876	-593,153
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	-1,557,404	-230,508	-78,748	-1,601,094	-334,223	1,154,604	-995,433	-7,859,488	-1,234,796

Non-PEO NEO Average Total Compensation Amount	$ 2,679,145	$ 2,794,042	$ 1,758,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,444,349	2,459,819	1,527,848
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth below. Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for performance-based equity awards, calculated based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

	2020		2021			2022
Adjustments	Mr. Malloy	Average non-PEO NEOs	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	-1,487,518	-925,321	-2,069,999	-9,062,488	-1,394,269	-5,002,002	-1,000,004	-3,947,416	-1,324,840
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,081,235	976,441	2,685,238	7,964,328	1,638,868	5,493,814	—	800,845	928,396
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	109,851	662,791	808,200	—	6,286
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-954,558	-221,696	-50,078	-506,683	-53,662	—	-636,072	-1,755,184	-157,391
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-91,513	-28,398	57,535	3,749	35,337	—	-117,940	-183,856	-94,094
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-105,050	-31,535	-701,444	—	-670,349	—	-49,617	-2,773,876	-593,153
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	-1,557,404	-230,508	-78,748	-1,601,094	-334,223	1,154,604	-995,433	-7,859,488	-1,234,796

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Adjusted Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]	The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Adjusted Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Adjusted Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Total Shareholder Return Vs Peer Group [Text Block]
The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Adjusted Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]	•Adjust Core Combined Ratio; •Services Fee Revenue; •Net Services Fee Income; •Portfolio underwriting; •Execution of transactions; and •Execution of the 2022 investment plan
Total Shareholder Return Amount	$ 56.08	77.28	90.49
Peer Group Total Shareholder Return Amount	144.76	125.88	103.11
Net Income (Loss)	$ (387,000,000)	$ 58,000,000	$ 144,000,000
Company Selected Measure Amount	1.015	0.997	1.103
PEO Name			Daniel Malloy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjust Core Combined Ratio
Non-GAAP Measure Description [Text Block]	“Adjusted Core Combined Ratio” is a non-GAAP measure which is calculated by dividing the sum of Core loss and loss adjustment expenses incurred, net, acquisition costs, net and other underwriting expenses by Core net premiums earned. This ratio, which is one of the selected performance metrics under the Company’s annual cash incentive program for 2022, is a key indicator of our underwriting profitability, and the Compensation Committee has determined that this measure represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measure prepared in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Services Fee Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Services Fee Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Portfolio underwriting
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Execution of transactions
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Execution of the 2022 investment plan
Egan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,818,004
PEO Actually Paid Compensation Amount	$ 6,972,608
PEO Name	Scott Egan
Malloy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,408,516	$ 4,168,265	$ 3,254,510
PEO Actually Paid Compensation Amount	$ 2,413,082	$ 4,089,517	1,697,106
PEO Name	Daniel Malloy	Daniel Malloy
Sankaran [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,384,125	$ 12,374,251
PEO Actually Paid Compensation Amount	$ 524,637	$ 10,773,157
PEO Name	Siddhartha Sankaran	Siddhartha Sankaran
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,557,404)
PEO [Member] | Stock Awards and Options Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,487,518)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,081,235
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(954,558)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(91,513)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(105,050)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Egan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,154,604
PEO [Member] | Egan [Member] | Stock Awards and Options Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,002,002)
PEO [Member] | Egan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,493,814
PEO [Member] | Egan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	662,791
PEO [Member] | Egan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Egan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Egan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Egan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Malloy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(995,433)	$ (78,748)
PEO [Member] | Malloy [Member] | Stock Awards and Options Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,004)	(2,069,999)
PEO [Member] | Malloy [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,685,238
PEO [Member] | Malloy [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	808,200	0
PEO [Member] | Malloy [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(636,072)	(50,078)
PEO [Member] | Malloy [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(117,940)	57,535
PEO [Member] | Malloy [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,617)	(701,444)
PEO [Member] | Malloy [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sankaran [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,859,488)	(1,601,094)
PEO [Member] | Sankaran [Member] | Stock Awards and Options Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,947,416)	(9,062,488)
PEO [Member] | Sankaran [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	800,845	7,964,328
PEO [Member] | Sankaran [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Sankaran [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,755,184)	(506,683)
PEO [Member] | Sankaran [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,856)	3,749
PEO [Member] | Sankaran [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,773,876)	0
PEO [Member] | Sankaran [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,234,796)	(334,223)	(230,508)
Non-PEO NEO [Member] | Stock Awards and Options Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,324,840)	(1,394,269)	(925,321)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	928,396	1,638,868	976,441
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,286	109,851	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(157,391)	(53,662)	(221,696)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,094)	35,337	(28,398)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(593,153)	(670,349)	(31,535)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0